ACQUISITION (Details) (USD $)	0 Months Ended
Dec. 11, 2012
Interline New Jersey [Member] | JanPak, Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired	$ 82,500,000
Number of Distribution Centers	16
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Accounts receivable	24,765,000
Inventories	20,460,000
Prepaid expenses and other current assets	4,462,000
Property and equipment	4,822,000
Goodwill	18,179,000
Intangible Assets	32,600,000
Other assets	37,000
Total assets acquired	105,325,000
Current liabilities	9,456,000
Other liabilities	13,369,000
Total liabilities assumed	22,825,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 82,500,000
JanPak, Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Maximum term from date of merger fair values determined	1 year